Oil and gas reserves information: (Details 2)	Jun. 30, 2013 Mcf	Jun. 30, 2012 Mcf	Jun. 30, 2011 Mcf	Jun. 30, 2010 Mcf
Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	32,991,560	23,339,985	57,692,086	29,157,280
End of year	32,991,560	23,339,985	57,692,086	29,157,280
Oil (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	395,508	427,633	1,199	8,647
End of year	395,508	427,633	1,199	8,647
Natural Gas Liquids (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,635,474	1,313,566
End of year	1,635,474	1,313,566
Proved developed reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	4,899,388	3,982,265	6,634,236	2,666,610
End of year	4,899,388	3,982,265	6,634,236	2,666,610
Proved developed reserves | Oil (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,835	443	1,199	1,166
End of year	1,835	443	1,199	1,166
Proved developed reserves | Natural Gas Liquids (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	11,205	35
End of year	11,205	35
Proved undeveloped reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	28,092,172	19,357,720	51,057,850	26,490,670
End of year	28,092,172	19,357,720	51,057,850	26,490,670
Proved undeveloped reserves | Oil (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	393,673	427,190		7,481
End of year	393,673	427,190		7,481
Proved undeveloped reserves | Natural Gas Liquids (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,624,269	1,313,531
End of year	1,624,269	1,313,531